Income taxes (Details Narrative)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Income tax expense, percentage	0.00%	0.00%	0.12%
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits	In accordance with current tax laws in Chile, tax losses do not expire and can be applied indefinitely, Argentina, Uruguay and Paraguay tax losses expire after 5 years and Bolivia tax losses expire after 3 years.
CHILE
IfrsStatementLineItems [Line Items]
Income tax expense, percentage	14.80%	0.20%	27.39%